Rental Equipment (Annual) (Tables)	12 Months Ended
Dec. 31, 2011
Rental Equipment [Table Text Block]
In thousands	2011	2010
Rental equipment	$43,252	$50,229
Less accumulated depreciation	27,060	30,173
Net rental equipment	$16,192	$20,056